Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information:
Entity Registrant Name	BALLROOM DANCE FITNESS, INC.
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001493109
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1
Entity Public Float	$ 1
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY